Cover	Sep. 28, 2026
Cover [Abstract]
Entity Registrant Name	1606 Corp.
Entity Central Index Key	0001877461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 28, 2026
Entity Ex Transition Period	false
Entity File Number	000-56467
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-1497346
Entity Address Address Line 1	2425 E. Camelback Rd
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	602
Local Phone Number	481-1544
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false